SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 785,806	$ 723,557	$ 914,558	$ 150,852
Premiums collected from insureds
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	5,954	643
Funds held in an escrow bank account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 779,852	$ 722,914